Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 5—Commitments and Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares), were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders were entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less underwriting discounts and commissions. On February 12, 2021, the underwriter fully exercised its option to purchase additional Units.
The underwriters did not earn any upfront underwriting commission in connection with 2,760,000 Units, including the 2,405,700 Units sold to the Anchor Investors. Except for those Units, the underwriters were entitled to an underwriting discount of $0.20 per Unit on 31,740,000 Units, or approximately $6.3 million, paid upon the closing of the Initial Public Offering. An additional fee of $0.35 per Unit, or approximately $12.1 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.
The deferred fee was paid on January 19, 2022, upon closing of the Business Combination, from the amounts held in the Trust
Account.

Stockholder Letters
The Company’s counsel received five letters from purported stockholders of the Company, dated September 1, 2021; September 10, 2021; October 25, 2021; January 3, 2022; and January 5, 2022, respectively, alleging that the Company’s disclosures, filed with the United States Securities and Exchange Commission in connection with the Company’s planned transaction with Core Scientific Holding Co., omitted certain material information, and demanding that the Company issue certain additional disclosures in advance of the stockholder vote on the transaction. On January 12, 2022, the Company filed certain supplemental disclosures to resolve the alleged disclosure claims and avoid nuisance, cost and distraction, and to preclude any efforts to delay the closing of the Business Combination.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic, and the emergence of new variant strains of
COVID-19,
on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.